Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000222207 [Member]
Shareholder Report [Line Items]
Fund Name	Gadsden Dynamic Multi-Asset ETF
Class Name	Gadsden Dynamic Multi-Asset ETF
Trading Symbol	GDMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of November 6, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.gadsdenfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund generated positive performance for the Period amidst broadly positive global equity and bond markets, with mixed results in commodities. The Fund’s performance for the Period was most hurt by its conservative risk positioning in the first three months, particularly in November 2023, when both global stocks and bonds rallied strongly. Due to a significant underweight to global equities during the first three months, the Fund underperformed relative to global equities, maintaining an average of 50% exposure to global equities throughout the Period. The Fund’s equity allocation underperformed due to a lack of total exposure during the November 2023 equity rally and less favorable timing of the Fund’s European equities allocation.

During the Period, the Fund outperformed a broad bond index, where the Fund was significantly underweight duration risk. Within fixed income, the greatest underperformance came from inverse Treasury positions in November 2023 but otherwise benefited from overweight high-yield credit exposures. The Fund’s allocation to commodities also added value, as underweight positions in broad commodities and commodity producers, along with long positions in precious metals, proved beneficial.

The Fund’s strategic asset allocation process seeks to roughly balance the Fund’s sensitivity to both rising and falling market expectations for growth and inflation. It seeks this balance by strategically distributing the risk-taking of the portfolio across globally diversified equities, bond duration, TIPS, commodities, and commodity producers. The Fund’s tactical approach then adjusts these longer-term strategic allocation weights, either higher or lower, to reflect what the manager believes have the best risk-reward potential given the prevailing market environment. Tactical adjustments are formed from qualitative and quantitative techniques that attempt to merge a fundamental understanding of market dynamics with technical and momentum signals.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (11/14/2018)
Gadsden Dynamic Multi-Asset ETF - NAV	12.41%	6.94%	6.78%
Solactive US Aggregate Bond Index	11.25%	0.40%	2.24%
Solactive GBS Global Markets All Cap Index	31.34%	12.19%	12.02%
60% Dow Jones Global Index/ 40% ICE BofA 0-3 Month US Treasury Bill Index	20.53%	8.46%	8.36%
ICE BofA 0-3 Month US Treasury Bill Index	5.51%	2.33%	2.34%
Dow Jones Global Index	31.29%	12.05%	11.89%

The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap Index are provided as broad measures of market performance. The 60% Dow Jones Global Index/40% ICE BofA 0-3 Month US Treasury Bill Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.gadsdenfunds.com for more recent performance information.

Performance Inception Date	Nov. 14, 2018
Net Assets	$ 154,153,311
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 884,671
Investment Company, Portfolio Turnover	674.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$154,153,311	Portfolio Turnover Rate*	674%
# of Portfolio Holdings	22	Advisory Fees Paid	$884,671
*Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of Net Assets)
Global ETFs	59.3%
Fixed Income ETFs	23.4%
Commodity ETFs	12.8%
Common Stocks	3.0%
Cash & Cash Equivalents	1.5%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at www.gadsdenfunds.com or by calling (215) 330-4476.
The Fund changed its principal investment strategies to no longer invest directly in futures contracts or engage in short sales of securities. However, the Fund may continue to have indirect exposure to derivatives or short positions through its investments in other exchange-traded vehicles.